Income taxes - Operating Loss Carry-forward (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating loss carry-forward
Valuation allowance	$ 822
Unrecognized tax benefits	700	$ 500
State
Operating loss carry-forward
Net operating loss carry-forward	21,400
Tax credits	3,800
Partial valuation allowance	$ 1,000